Offerings	Mar. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of CHF 0.01 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share split, share dividend or similar transaction. (2) An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee other than the fees in connection with the $100,000,000 of the registrant's ordinary shares that may be issued and sold from time to time under the Amended and Restated Sales Agreement, dated March 4, 2026, with Leerink Partners LLC, as sales agent. In connection with the other securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities (as defined below) being carried forward, and the filing fees previously paid in connection with the Unsold Securities will be applied to the filing fees for the securities being registered in this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of CHF 0.01 per share
Maximum Aggregate Offering Price	$ 68,749,984.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,494.37
Offering Note	(2) An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. (4) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $31,250,015.50 of unsold securities, or the Unsold Securities, of the registrant that had been previously registered pursuant to the registration statement on Form F-3 (File No. 333-278409) initially filed on April 1, 2024, and declared effective on April 3, 2024, or the Prior Registration Statement. In connection with the registration of the Unsold Securities on the Prior Registration Statement, the registrant paid a registration fee of $4,612.50. No additional filing fee is due with respect to the Unsold Securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of filing this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share split, share dividend or similar transaction. (2) An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee other than the fees in connection with the $100,000,000 of the registrant's ordinary shares that may be issued and sold from time to time under the Amended and Restated Sales Agreement, dated March 4, 2026, with Leerink Partners LLC, as sales agent. In connection with the other securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities (as defined below) being carried forward, and the filing fees previously paid in connection with the Unsold Securities will be applied to the filing fees for the securities being registered in this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share split, share dividend or similar transaction. (2) An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee other than the fees in connection with the $100,000,000 of the registrant's ordinary shares that may be issued and sold from time to time under the Amended and Restated Sales Agreement, dated March 4, 2026, with Leerink Partners LLC, as sales agent. In connection with the other securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities (as defined below) being carried forward, and the filing fees previously paid in connection with the Unsold Securities will be applied to the filing fees for the securities being registered in this registration statement.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share split, share dividend or similar transaction. (2) An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee other than the fees in connection with the $100,000,000 of the registrant's ordinary shares that may be issued and sold from time to time under the Amended and Restated Sales Agreement, dated March 4, 2026, with Leerink Partners LLC, as sales agent. In connection with the other securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities (as defined below) being carried forward, and the filing fees previously paid in connection with the Unsold Securities will be applied to the filing fees for the securities being registered in this registration statement.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of CHF 0.01 per share
Maximum Aggregate Offering Price	$ 31,250,015.50
Carry Forward Form Type	F-3
Carry Forward File Number	333-278409
Carry Forward Initial Effective Date	Apr. 03, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,612.50
Offering Note	(4) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $31,250,015.50 of unsold securities, or the Unsold Securities, of the registrant that had been previously registered pursuant to the registration statement on Form F-3 (File No. 333-278409) initially filed on April 1, 2024, and declared effective on April 3, 2024, or the Prior Registration Statement. In connection with the registration of the Unsold Securities on the Prior Registration Statement, the registrant paid a registration fee of $4,612.50. No additional filing fee is due with respect to the Unsold Securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of filing this registration statement.